Note 26 - Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
III. FINANCIAL RISK MANAGEMENT
Disclosure of detailed information about derivative financial instruments [text block]
	Year ended December 31,
	2024	2023
Other derivatives	7,484	9,801
Contracts with positive fair values	7,484	9,801

Other derivatives	(8,300)	(11,150)
Contracts with negative fair values	(8,300)	(11,150)
Total	(816)	(1,349)

Disclosure of detailed information about hedged items [text block]
Purchase currency	Sell currency	Term	Fair Value		Hedge Accounting Reserve
			2024	2023	2024	2023
BRL	USD	2025	(2,818)	49	1,776	49
EUR	USD	2025	(2,551)	5,557	(2,091)	624
USD	BRL	2025	1,579	(1,009)	-	-
USD	CAD	2025	1,465	(836)	-	-
USD	EUR	2025	1,089	(2,966)	383	7,142
MXN	USD	2025	770	-	-	-
USD	KWD	2025	569	(50)	-	(388)
USD	MXN	2025	(282)	(2,125)	-	-
USD	NGN	2025	(212)	-	-	-
USD	COP	2025	202	-	-	-
USD	GBP	2025	134	(51)	-	-
USD	CNY	2025	73	(335)	-	501
RON	USD	2025	(31)	261	-	-
Others		2025	5	(49)	120	-
Total			(8)	(1,554)	188	7,928

Commodity Derivatives	Term	Fair Value		Hedge Accounting Reserve
		2024	2023	2024	2023
LME Scrap	2025	(1,974)	1,376	(1,974)	1,376
PSV Gas	2025	1,097	(2,566)	1,097	(2,566)
Nickel	2025	52	1,966	52	1,966
Houston Ship Channel Gas	2025	34	(231)	34	(231)
Electric Energy	2025	(17)	(340)	(17)	(340)
Total		(808)	205	(808)	205

Disclosure of detailed information of the hedge reserve evolution [text block]
	Equity Reserve Dec-2022	Movements 2023	Equity Reserve Dec-2023	Movements 2024	Equity Reserve Dec-2024
Foreign Exchange & Commodities	13,122	(4,989)	8,133	(8,753)	(620)
Total Cash flow Hedge	13,122	(4,989)	8,133	(8,753)	(620)